Schedule of Stock Options Exercisable (Details) (USD $)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
Stock Based Compensation Schedule Of Stock Options Exercisable 1	0.69
Stock Based Compensation Schedule Of Stock Options Exercisable 2	$ 530,178
Stock Based Compensation Schedule Of Stock Options Exercisable 3	365,822
Stock Based Compensation Schedule Of Stock Options Exercisable 4	1.4
Stock Based Compensation Schedule Of Stock Options Exercisable 5	94,240
Stock Based Compensation Schedule Of Stock Options Exercisable 6	131,936
Stock Based Compensation Schedule Of Stock Options Exercisable 7	624,418
Stock Based Compensation Schedule Of Stock Options Exercisable 8	497,758
Stock Based Compensation Schedule Of Stock Options Exercisable 1		0.69
Stock Based Compensation Schedule Of Stock Options Exercisable 2		176,726
Stock Based Compensation Schedule Of Stock Options Exercisable 3		121,941
Stock Based Compensation Schedule Of Stock Options Exercisable 4		176,726
Stock Based Compensation Schedule Of Stock Options Exercisable 5		$ 121,941